Investment Objectives and Goals - PUTNAM SUSTAINABLE LEADERS FUND	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY At a meeting on May 21, 2026, the Investment Manager (as defined below) recommended, and the fund’s Board of Trustees (the “Board”) approved, changes to the fund’s name, investment strategies, and its investment policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “80% investment policy”) (collectively, the “Repositioning”), subject to shareholder approval of a proposed amended management contract that would eliminate the performance adjustment component of your fund’s management fee (the “Amended Contract”). An adjourned special meeting of shareholders of the fund to consider approving the Amended Contract is currently scheduled for November 10, 2026, although the meeting may be postponed or adjourned to a later date. If shareholders approve the Amended Contract, the Investment Manager currently anticipates that the Amended Contract and the Repositioning will be effective on or about January 17, 2027. If shareholders do not approve the Amended Contract and the Repositioning will not proceed or is delayed significantly, the fund’s prospectus will be updated as applicable to reflect those circumstances. If shareholders approve the Amended Contract, on the Effective Date, the fund is expected to be repositioned from a sustainable large cap equity fund to a mid cap equity fund and is expected to undergo the following changes: • The fund’s name is expected to change to “Putnam Mid Cap Fund.” • The fund is expected to revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. Medium capitalization companies are defined as companies of a size similar to those included in the Russell Midcap Index over the past six months. After the Repositioning, the fund will no longer have a policy to focus on companies that the Investment Manager believes exhibit a commitment to financially material sustainable business practices. • The fund is expected to make changes to its investment strategies and principal investment risks, consistent with its repositioning as a mid cap equity fund. Following the Repositioning, the fund will no longer be managed with a focus on investments that satisfy the Investment Manager’s sustainability criteria and, as such, “sustainable investing risk” will no longer be a principal risk of investing in the fund. Additionally, “midsize companies risk” will be a new principal risk of investing in the fund. Under your fund’s current management contract, the fund pays, on a monthly basis, a base management fee plus or minus a performance adjustment, as more fully described under the heading “Who oversees and manages the fund?” – “The fund’s investment manager” in the fund’s prospectus. The fund’s monthly base management fee is adjusted upward or downward to reflect the strength or weakness of the fund’s performance compared to the returns of a performance index over the trailing 36 months. Your fund’s management fees decline if the fund underperforms the performance index and rise if the fund outperforms. Pursuant to the Amended Contract, the performance adjustment component of your fund’s management fee would be eliminated as of the Effective Date, but the base management fee calculation would remain unchanged. For additional information, please see the section “Additional information about the repositioning of the fund” in the fund’s prospectus.
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.